Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments

As of June 30, 2021 and December 31, 2020, the carrying amount of equity method investments consisted of the following:

	June 30,	December 31,
	2021	2020
Investment in ZVV Media Partners, LLC (i)	$12,000,000	$-

(i)	On January 19, 2021, the Company, ZVV Media Partners, LLC (“ZVV”) and ZASH entered into a Contribution Agreement (the “Agreement”). The Company and ZASH established the newly formed entity, ZVV, in order to engage in the development and production of consumer facing content and related activities.